Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail)	12 Months Ended
	Oct. 31, 2020 yr $ / shares	Oct. 31, 2019 yr $ / shares	Oct. 31, 2018 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	2.00%	2.63%	2.08%
Expected dividend yield	6.80%	5.87%	5.15%
Expected share price volatility	15.30%	18.36%	14.74%
Expected life | yr	6	6	6
Share price/exercise price | $ / shares	$ 109.87	$ 111.50	$ 120.02